Trade receivables	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Trade receivables
13.	Trade receivables

Trade receivables comprise the following:

	March 31, 2018	March 31, 2017
Gross value	$260,290,455	$213,313,181
Less: Provision for bad and doubtful debts	(1,958,492)	(3,639,942)
Net trade receivables	$258,331,963	$209,673,239

Trade receivables of $ 119,577,956 as of March 31, 2018 (March 31, 2017: $48,002,350) have been pledged as collateral against the Group’s debt (Note 22).

All of the Group's trade receivables have been reviewed for indicators of impairment. An analysis of net unimpaired trade receivables that are past due is given in Note 37.2.

Movement in provision for bad and doubtful debts is shown below:

	March 31, 2018	March 31, 2017
At the beginning of the year	$3,639,942	$708,001
Add: During the year	(1,675,460)	2,915,702
Add/ (less): Translation adjustments	(5,990)	16,239
At the end of the year	$1,958,492	$3,639,942